Taxes on Income	12 Months Ended
Dec. 31, 2021
Taxes on Income Disclosure [Abstract]
TAXES ON INCOME
NOTE 13:-	TAXES ON INCOME

a.	Israeli taxation:

1.	Corporate tax rate in Israel:

Taxable income of Israeli companies was generally subject to corporate tax at the rate of was 23% in 2021 and 2020. Some of the Israeli subsidiaries are eligible for tax benefits as described below.

2.	Tax benefits under the Israeli Law for the Encouragement of Capital Investments, 1959 (“the Law”):

Amendment 73 to the law:

In December 2016, the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years) 2016, which includes Amendment 73 to the Law for the Encouragement of Capital Investments (“the 2017 Amendment”) was published and was pending the publication of regulations, in May 2017 regulations were promulgated by the Finance Ministry to implement the “Nexus Principles” based on OECD guidelines published as part of the Base Erosion and Profit Shifting (BEPS) project. Following the publication of the regulations the 2017 Amendment became fully effective. According to the 2017 Amendment, a Preferred Technological Enterprise, as defined in the 2017 Amendment, with total consolidated revenues of the group companies is less than NIS 10 billion, shall be subject to 12% tax rate on income derived from intellectual property (in development area A—a tax rate of 7.5%). In order to qualify as a Preferred technological enterprise certain criterion must be met, such as a minimum ratio of annual R&D expenditure and R&D employees, as well as having at least 25% of annual revenues derived from exports. A PTE that acquires Benefited Intangible Assets from a foreign company for more than NIS 200 million after January 1, 2017, will be eligible for 12% reduce tax rate on capital gain upon sale of the Benefited Intangible Assets.

The 2017 Amendment further provides that a technology company satisfying certain conditions will qualify as a Special Preferred Technology Enterprise (“SPTE”) (an enterprise for which, among others, total consolidated revenues of its parent company and all subsidiaries is at least NIS 10 billion) and will thereby enjoy a reduced corporate tax rate of 6% on PTI regardless of the Company’s geographic location within Israel. In addition, a SPTE will enjoy a reduced corporate tax rate of 6% on capital gain derived from the sale of certain “Benefited Intangible Assets” to a related foreign company if the Benefited Intangible Assets were either developed by the Special Preferred Technology Enterprise or acquired from a foreign company on or after January 1, 2017.

Starting from 2017 under Amendment 73 to the Investment Law, part of the Company’s taxable income in Israel were entitled to a preferred 12% tax rate. Since 2019, under SPTE the tax rate for part of the Company’s taxable income in Israel has been reduced to a 6% corporate tax rate.

One of its Israeli subsidiaries have elected to apply the new incentives regime under the Amendment to their industrial activity in Israel, subject to meeting its requirements, starting in 2011.

In 2015, the Company transitioned to the preferred enterprise track entitling it to a preferred 16% tax rate under Amendment 73 to the Investment Law.

The Company has received final tax assessments through the year 2016. The Company subsidiaries have received final tax assessments (or assessments that are deemed final) through the tax year 2014.

Tax benefits under the Law for the Encouragement of Industry (Taxes), 1969:

The Company qualifies as an Industrial Company within the meaning of the Law for the Encouragement of Industry (Taxes), 1969 (the “Industrial Encouragement Law”). The Industrial Encouragement Law defines an “Industrial Company” as a company that is resident in Israel and that derives at least 90% of its income in any tax year, other than income from defense loans, capital gains, interest and dividends, from an enterprise whose major activity in a given tax year is industrial production. Under the Industrial Encouragement Law, the Company is entitled to amortization of the cost of purchased know-how and patents over an eight-year period for tax purposes as well as accelerated depreciation rates on equipment and buildings.

Eligibility for the benefits under the Industrial Encouragement Law is not subject to receipt of prior approval from any governmental authority.

5.	Foreign Exchange Regulations:

Under the Foreign Exchange Regulations, the Company and one of its Israeli subsidiaries calculate their tax liability in U.S. dollars according to certain orders. The tax liability, as calculated in U.S. dollars is translated into NIS according to the exchange rate as of December 31 of each year.

b.	Income tax on non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective domiciles of residence. If earnings are distributed to Israel in the form of dividends or otherwise, the Company may be subject to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and foreign withholding tax rates.

Neither Israeli income taxes, foreign withholding taxes nor deferred income taxes were provided in relation to undistributed earnings of the non-Israeli subsidiaries. This is because the Company intends to permanently reinvest undistributed earnings in the foreign subsidiaries in which those earnings arose. If these earnings were distributed in the form of dividends or otherwise, the Company would be subject to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and non-Israeli withholding taxes.

As of December 31, 2021, the Company had $11,321 of cash and cash equivalents that are currently held outside of Israel that would be subject to income taxes if distributed as dividends. However, a determination of the amount of the unrecognized deferred tax liability for temporary difference related to those undistributed earnings of foreign subsidiaries is not practicable due to the complexity of the structure of our group of subsidiaries for tax purposes and the difficulty of projecting the amount of future tax liability.

c.	Net operating loss carryforwards:

As of December 31, 2021, two Israeli subsidiaries of the Company had operating loss carryforwards of $ 11,762 (mainly F.T.S Formula Telecom Solutions, Ltd. which accounts for $ 10,376), which can be carried forward to offset against taxable income in the future for an indefinite period.

One of the Company’s subsidiaries in England had estimated total available tax loss carryforwards of $ 3,392 as of December 31, 2021, which can be carried forward to offset against future taxable income.

Two of the Company’s subsidiaries in U.S. had estimated total available tax loss carryforwards of $ 7,950 as of December 31, 2021, which can be carried forward to offset against future taxable income.

d.	Income before taxes on income:

	Year ended December 31,
	2021	2020	2019
Domestic	$32,714	$25,423	$17,806
Foreign	12,550	11,980	14,666

	$42,264	$37,403	$32,472

e.	Taxes on income:

Taxes on income (tax benefit) consist of the following:

	Year ended December 31,
	2021	2020	2019
Current:
Domestic	$7,847	$7,867	$7,266
Foreign	6,123	1,069	1,636

	13,970	8,936	8,902
Deferred taxes:
Domestic	(1,124)	(1,687)	(1,001)
Foreign	(2,487)	37	(1,027)

	(3,611)	(1,650)	(2,028)

Taxes on income	$10,359	$7,286	$6,874

f.	Deferred tax assets and liabilities:

Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company and its subsidiaries deferred tax assets are as follows:

	December 31,
	2021	2020
Net operating loss carryforwards	$5,481	$5,557
Allowances, reserves and intangible assets	7,779	6,228

Deferred tax assets before valuation allowance	13,260	11,785
Less - valuation allowance	(5,169)	(5,388)

Deferred tax assets, net	$8,091	$6,397

	December 31,
	2021	2020
Deferred tax assets	$8,091	$6,397
Deferred tax liabilities	(18,112)	(17,639)

Net deferred tax liabilities	$(10,021)	$(11,242)

Deferred tax liabilities are mainly in respect of acquired intangibles, certain property and equipment, and capitalized software costs.

The Company has provided valuation allowances in respect of certain deferred tax assets resulting from operating losses carry forwards and other reserves and allowances due to uncertainty concerning realization of these deferred tax assets.

g.	Reconciliation of the theoretical tax expense to the actual tax expense:

A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income for an Israeli company (corporate tax rate as of 2018 and thereafter is 23%), and the actual tax expense as reported in the statements of income is as follows:

	Year ended December 31,
	2021	2020	2019
Income before taxes, as reported in the consolidated statements of income	$45,264	$37,403	$32,472

Statutory tax rate	23%	23%	23%

Theoretical tax expenses on the above amount at the Israeli statutory tax rate	$10,411	$8,603	$7,468
Tax adjustment in respect of different tax rates	283	(1,169)	465
Deferred taxes on losses for which full valuation allowance was provided in the past	(80)	(326)	(227)
Tax-deductible costs, not included in the accounting costs	(1,041)	(679)	-
Tax expenses in respect of prior years, net	(481)	(71)	(37)
Non-deductible expenses	1,482	1,398	-
Uncertain tax position and other differences	(215)	(470)	(795)

Income tax	$10,359	$7,286	$6,874

h.	The Company applies ASC 740, “Income Taxes” with regards to tax uncertainties. During the years ended December 31, 2020, and 2021 the Company recorded income of $ 1,103 and $0 as a result of this application.

A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits is as follows:

Gross unrecognized tax benefits at January 1, 2019	$2,175

Increase in tax positions taken in prior years	-

Decrease in tax positions taken in prior years	-

Gross unrecognized tax benefits at December 31, 2019	2,175

Increase in tax positions taken in prior years	-

Decrease in tax positions taken in prior years	(1,103)

Gross unrecognized tax benefits at December 31, 2020	1,072

Increase in tax positions taken in prior years	162

Decrease in tax positions taken in prior years	-

Gross unrecognized tax benefits at December 31, 2021	$1,234

Although the Company believes that it has adequately provided for any reasonably foreseeable outcomes related to tax audits and settlement, there is no assurance that the final tax outcome of its tax audits will not be different from that which is reflected in the Company’s income tax provisions. Such differences could have a material effect on the Company’s income tax provision, cash flow from operating activities and net income in the period in which such determination is made.